Loss per share (Details) shares in Millions	12 Months Ended
Dec. 31, 2022 shares
Earnings (loss) per share
Earnout shares subject to forfeiture if achievement of stock prices are not met	23
GBTG MIP Options
Earnings (loss) per share
Shares excluded from the calculation of diluted loss per share as their inclusion would have resulted in anti-dilutive effect on loss per share	36
RSU
Earnings (loss) per share
Shares excluded from the calculation of diluted loss per share as their inclusion would have resulted in anti-dilutive effect on loss per share	11